Organization And Business (Details)	Dec. 31, 2012 Locations Kiosks
Kiosks	64,000	[1]
Locations	55,900	[1]
Redbox [Member]
Kiosks	43,700	[1]
Locations	35,800	[1]
Ncr Asset Aquistion Member [Member]
Kiosks	1,900
Locations	1,900
Coin [Member]
Kiosks	20,300
Locations	20,100

[1]	Excludes approximately 1,900 kiosks acquired from NCR that had not been replaced with Redbox kiosks or removed at December 31, 2012. See Note 3—Business Combination for more information on the NCR Asset Acquisition.